NAVIGATOR DURATION NEUTRAL FUND

Class A	Ticker: NDNAX
Class C	Ticker: NDNCX
Class I	Ticker: NDNIX

a series of Northern Lights Fund Trust

Supplement dated December 30, 2016 to the Prospectus and the

Statement of Additional Information (“SAI”) dated January 28, 2016

_____________________________________

Main Point Advisors Inc. (“Main Point”) will no longer be managing any portion of the assets of the Navigator Duration Neutral Fund (the “Fund”). References in the Fund’s Prospectus and Statement of Additional Information to Main Point should be disregarded. Jonathan Fiebach, Main Point’s portfolio manager for the Fund, will continue to manage the Fund’s assets as an employee of Clark Capital Management Group, Inc.

_________________________

This Supplement, and the Prospectus and Statement of Additional Information both dated January 28, 2016, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference.